Goodwill and Identified Intangible Assets - Schedule of Future Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 2021	$ 3,344
2021	3,479	$ 3,932
2022	3,189	2,881
2023	2,328	2,591
2024	2,114	1,730
2026 and beyond	9,085
2025 and beyond		7,554
Carrying Amount	$ 23,539	$ 18,688	$ 22,877